Investments Subject to Significant Influence and Equity Income (Equity Method) (Details) - CAD shares in Millions, CAD in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	May 24, 2016
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	CAD 947	CAD 1,145		CAD 947	CAD 1,145
Income (Loss) from Equity Method Investments				CAD 100	108
Equity Method Investment, Summarized Financial Information [Abstract]
Indirect Ownership Percentage By Parent	100.00%			100.00%
Equity Method Investments	CAD 947	1,145		CAD 947	1,145
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	14			14
Other Liabilities, Noncurrent	467	299		467	299
Labrador-Island Link Limited Partnership [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	CAD 400	208		400	208
Income (Loss) from Equity Method Investments				CAD 24	9
Equity Method Investment, Ownership Percentage	62.70%			62.70%
Equity Method Investment, Summarized Financial Information [Abstract]
Indirect Ownership Percentage By Parent	24.90%			24.90%
Equity Method Investments	CAD 400	208		CAD 400	208
NSP Maritime Link Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	CAD 315	188		315	188
Income (Loss) from Equity Method Investments				CAD 21	15
Equity Method Investment, Ownership Percentage	100.00%			100.00%
Equity Method Investment, Summarized Financial Information [Abstract]
Equity Method Investments	CAD 315	188		CAD 315	188
Maritimes and Northeast Pipline [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	CAD 175	189		175	189
Income (Loss) from Equity Method Investments				CAD 23	23
Equity Method Investment, Ownership Percentage	12.90%			12.90%
Equity Method Investment, Summarized Financial Information [Abstract]
Equity Method Investments	CAD 175	189		CAD 175	189
Saint Lucia Electricity Services Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	CAD 39	39		39	39
Income (Loss) from Equity Method Investments				CAD 3	3
Equity Method Investment, Ownership Percentage	19.10%			19.10%
Equity Method Investment, Summarized Financial Information [Abstract]
Equity Method Investments	CAD 39	39		CAD 39	39
Algonquin Power and Utilities Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	CAD 0	504		0	504
Income (Loss) from Equity Method Investments				CAD 18	37
Equity Method Investment, Ownership Percentage	0.00%			0.00%
Equity Method Investment, Summarized Financial Information [Abstract]
Indirect Ownership Percentage By Parent						19.30%
Common Stock Sold Equity Method Investments						50.1
Gain (Loss) on Sale of Equity Investments	CAD (12)		CAD 172
After Tax Gain Loss On Sale Of Equity Investments	(10)		CAD 146
Subscription Receipts And Dividend Equivalents Exchanged For Common Shares			12.9
Equity Method Investments	0	504		CAD 0	504
Bear Swamp Power Company Limited Liability Company [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	CAD 0	0		0	0
Income (Loss) from Equity Method Investments				CAD 11	17
Equity Method Investment, Ownership Percentage	50.00%			50.00%
Equity Method Investment, Summarized Financial Information [Abstract]
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital		179
Equity Method Investments	CAD 0	0		CAD 0	0
Other Liabilities, Noncurrent	217	225		217	225
APUC Subscription Receipts Dividend Equivalents Common Shares [Member]
Equity Method Investment, Summarized Financial Information [Abstract]
Gain (Loss) on Sale of Equity Investments			CAD 63
After Tax Gain Loss On Sale Of Equity Investments			CAD 53
Other Investments
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	18	17		18	17
Income (Loss) from Equity Method Investments				0	4
Equity Method Investment, Summarized Financial Information [Abstract]
Equity Method Investments	CAD 18	CAD 17		CAD 18	CAD 17